Schedule I — Parent Only Financial Information (Tables)	12 Months Ended
Mar. 31, 2026
Schedule I — Parent Only Financial Information [Abstarct]
Schedule of Condensed Balance Sheets

Condensed balance sheets
As of March 31, 2026 and 2025
(Stated in U.S. Dollars)

	2026	2025
ASSETS
Cash	$19,795	$6,423
Prepayments and other current assets	157,216	—
Due from a subsidiary	—	255,846
Total current asset	177,011	262,269

Investments in subsidiaries	11,865,444	1,538,469
TOTAL ASSETS	$12,042,455	$1,800,738

LIABILITIES AND SHAREHOLDERS’ EQUITY
Accrued expenses and other current liabilities	$64,294	—
Due to related parties	2,599,984	$1,800,625
Due to subsidiaries	896,983	—
TOTAL LIABILITIES	3,561,261	1,800,625

SHAREHOLDERS’ EQUITY
Class A Ordinary Shares, par value $0.00001 per share, 4,950,000,000 shares authorized; 19,906,250 and 17,750,000 shares issued and outstanding as of March 31, 2026 and 2025, respectively*	199	178
Class B Ordinary Shares, par value $0.00001 per share, 50,000,000 shares authorized; 5,000,000 and 5,000,000 shares issued and outstanding as of March 31, 2026 and 2025, respectively*	50	50
Subscription receivables	(128)	(128)
Additional paid-in capital	9,504,411	—
(Accumulated deficit) Retained earnings	(1,023,338)	13
Total shareholders’ equity	8,481,194	113

TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$12,042,455	$1,800,738

*	Shares presented on a retroactive basis to reflect the Share Subdivision and Share Redesignation

Schedule of Condensed Statements of Operations

Condensed statements of operations
For the years ended March 31, 2026, 2025 and 2024
(Stated in U.S. Dollars)

	2026	2025	2024
Expenses
General and administrative expenses	$(694,904)	$—	$—
Total operating expenses	(694,904)	—	—

Other (expense) income
Interest income	86,206	13	—
Loss on disposal of equity securities	(414,653)	—	—
Total other (expense) income	(328,447)	13	—

(Loss) Income before taxes	(1,023,351)	13	—
Provision for income taxes	—	—	—
Net (loss) income	$(1,023,351)	$13	$—

Schedule of Condensed Statements of Cash Flows

Condensed statements of cash flows
For the years ended March 31, 2026, 2025 and 2024
(Stated in U.S. Dollars)

	2026	2025	2024
Cash flows from operating activities:
Net (loss) income	$(1,023,351)	$13	$—
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
Allowance for expected credit loss	427	—	—
Loss on disposal of equity securities	414,653	—	—
Changes in operating assets and liabilities:
Prepayments and other current assets	(72,296)	—	—
Accrued expenses and other current liabilities	24,294	—	—
Net cash (used in) provided by operating activities	(656,273)	13	—

Cash flow from investing activities:
Incorporation of subsidiaries	(52)	—	—
Subscription of new shares of a subsidiary	(326,923)	—	—
Investment in equity securities	(500,000)	—	—
Acquisition of a subsidiary	(10,000,000)	—	—
Net cash used investing activities	(10,826,975)	—	—

Cash flow from financing activities:
Advance from related parties and subsidiaries	1,952,188	6,410	—
Net proceeds from initial public offering	9,778,479	—	—
Payments of offering costs related to initial public offering	(234,047)	—	—
Net cash provided by financing activities	11,496,620	6,410	—

Net increase in cash	13,372	6,423	—
Cash at beginning of the year	6,423	—	—
Cash at end of the year	$19,795	$6,423	$—

Supplementary cash flows information:
Non-cash investing and financing activities:
Dividends directly paid by a subsidiary to shareholders	$—	$769,231	$—
Investment in a subsidiary recorded in amounts due to related parties	$—	$7	$—
Recognition of deferred initial public offering costs recorded in accrued expenses and other liabilities	$40,000	$—	$—